June 8, 2017

James E. O’Connor, Esquire

U.S. Securities & Exchange Commission

Division of Investment Management
100 F Street, N.E.

Washington, D.C. 20549

Re: T. Rowe Price High Yield Fund, Inc. (“Registrant”)

  consisting of the following series and classes:

T. Rowe Price U.S. High Yield Fund

T. Rowe Price U.S. High Yield Fund—I Class

T. Rowe Price U.S. High Yield Fund—Advisor Class

 File Nos.: 002-93707/811-04119

Dear Mr. O’Connor:

Pursuant to Rule 497 under the Securities Act of 1933. This filing is being filed solely for the purpose of submitting interactive data files that contain the risk/return summary information set forth in response to Items 2, 3, and 4 of Form N-1A. The information contained in these eXtensible Business Reporting Language (“XBRL”) exhibits is identical to the risk/return information filed as part of the filing submitted under Rule 497e on May 22, 2017.

Please contact me at 410-345-6628, or in my absence, Brian R. Poole at 410-345-6646, if we may be of further assistance.

Sincerely,

/s/Gina Hogan
Gina Hogan